OTHER EXPENSE - Impairment reversal (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 0	$ 1	$ 4	$ 18
Non-current assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 0	$ 1	$ 4	$ 18